PHOENIX PHOLIOS(SM)

            Supplement dated December 28, 2006 to the Prospectus and Statement of Additional Information dated November 30, 2006




IMPORTANT NOTICE TO INVESTORS

Effective December 22, 2006, the Phoenix International PHOLIO and the Phoenix Wealth Preserver PHOLIO were liquidated. The Phoenix International PHOLIO and the Phoenix Wealth Preserver PHOLIO have ceased to exist and are no longer available for sale. Accordingly, all references to the Phoenix International PHOLIO and the Phoenix Wealth Preserver PHOLIO in the current Prospectus and Statement of Additional Information are hereby deleted.

Effective December 27, 2006, the Phoenix Conservative Income PHOLIO was liquidated. The Phoenix Conservative Income PHOLIO has ceased to exist and is no longer available for sale. Accordingly, all references to the Phoenix Conservative Income PHOLIO in the current Prospectus and Statement of Additional Information are hereby deleted.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1794/Close Int-WP-CI (12/06)